As filed with the Securities and Exchange Commission on January 15, 2002



                                                    File No. 333-63428
                                                    File No. 811-08581

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
              Pre-Effective Amendment No. __                           [ ]

              Post-Effective Amendment No. 2                           [X]


                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                [ ]


                              Amendment No. 44                         [X]


                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                           (Exact Name of Registrant)

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                               (Name of Depositor)



                               300 Atlantic Street
                               Stamford, CT 06901
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (203) 602-6500
                                James F. Bronsdon
                      Sage Life Assurance of America, Inc.
                               300 Atlantic Street
                               Stamford, CT 06901

               (Name and Address of Agent for Service of Process)

                                    Copy to:
                                   Lynn Stone
                        Blazzard, Grodd & Hasenauer, P.C.
                               943 Post Road East
                               Westport, CT 06880

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) of Rule 485
_X_ on February 14, 2002 pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ on (date) pursuant to paragraph (a)(l) of Rule 485

If appropriate, check the following:

      __X___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities: Interests in a separate account under flexible payment deferred combination fixed and variable annuity contracts and certificates.





          CROSS REFERENCE SHEET
          (required by Rule 495)



Item No.                                           Location
--------                                        ---------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Highlights

Item 4.   Condensed Financial Information  . . .   Not Applicable


Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Additional Information
                                                   about Sage Life
                                                   Assurance of America, Inc.;
                                                   Separate Accounts; What Are
                                                   My Investment Options?;
                                                   Appendix A

Item 6.   Deductions and Expenses. . . . . . . .   What Are the Expenses Under
                                                   a Contract?

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   What are the Contracts?

Item 8.   Annuity Period . . . . . . . . . . . .   What are My Income Payment
                                                   Options?

Item 9.   Death Benefit. . . . . . . . . . . . .   Does the Contract Have a
                                                   Death Benefit?

Item 10.  Purchases and Contract Value . . . . .   How Do I Purchase a
                                                   Contract?

Item 11.  Redemptions. . . . . . . . . . . . . .   How Do I Access My Money?

Item 12.  Taxes. . . . . . . . . . . . . . . . .   How Will My Contract be
                                                   Taxed?

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                         -------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Not Applicable

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Not Applicable

Item 21.  Calculation of Performance Data. . . .   Calculation of Historical Performance
                                                   Data

Item 22.  Annuity Payments . . . . . . . . . . .   Income Payment Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

--------------------------------------------------------------------------------
The Prospectus contained in Pre-Effective Amendment No. 1 (File Nos. 333-63428 and 811-08581) filed on September 10, 2001 is incorporated herein by reference. The Supplement, Statement of Additional Information, and Part C contained in Post-Effective Amendment No. 1 (File Nos. 333-63428 and 811-08581) filed on November 16, 2001 are incorporated herein by reference. The purpose of this Post-Effective Amendment No. 2 is to delay the effective date of the registration statement.
--------------------------------------------------------------------------------

                                   SIGNATURES


     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Stamford, in the State of Connecticut, on this 14th day of January, 2002.


                                     The Sage Variable Annuity Account A
                                     (Registrant)

                                     By: Sage Life Assurance of America, Inc.



                                     By: /s/MITCHELL R. KATCHER
                                         -------------------------------





                                     By: Sage Life Assurance of America, Inc.
                                        (Depositor)


                                     By:/s/MITCHELL R. KATCHER
                                        --------------------------------




     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                           Title                           Date
---------                      ----------------               ----------------


/s/ H. Louis Shill*                Director                      1/14/02
-----------------------
H. Louis Shill


/s/ Paul C. Meyer*                 Director                      1/14/02
----------------------
Paul C. Meyer


/s/ Richard D. Starr*              Director                      1/14/02
-----------------------
Richard D. Starr


/s/MITCHELL R. KATCHER             Director,                     1/14/02
----------------------             Senior Executive Vice
Mitchell R. Katcher                President, Chief Actuary


/s/ Meyer Feldberg*                Director                      1/14/02
--------------------
Meyer Feldberg


/s/ John A. Benning*               Director                      1/14/02
--------------------
John A. Benning


/s/ROBIN I. MARSDEN                Director, President and       1/14/02
---------------------              Chief Executive Officer
Robin I. Marsden


/s/JEFFREY GORDON                  Chief Financial Officer       1/14/02
---------------------
Jeffrey Gordon



*By: /s/MITCHELL R. KATCHER
     ------------------------


As Attorney-In-Fact pursuant to a Power of Attorney dated below.



Director                       Date
--------                       ----

Meyer Feldberg                 February 28, 2000
Ronald S. Scowby               February 24, 2000
H. Louis Shill                 February 25, 2000
Paul C. Meyer                  February 23, 2000
Richard D. Starr               February 25, 2000
Robin I. Marsden               February 28, 2000
John A. Benning                July 31, 2000
Mitchell R. Katcher            February 25, 2000